Trade and other receivables (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Description of divestments installment	The change in Receivable from divestments was mainly due to the receipt of US$ 950 related to the final installment for the sale of block BM-S-8, and to the receipt of US$ 1,000, related to the final installment for the sale of the Company’s 90% interest in Nova Transportadora do Sudeste (NTS), partially offset by other receivables from divestments recorded in the period, such as from the Atapu and Sépia Co-participation Agreement (US$ 129) and from Pampo and Enchova fields (US$ 124).
Trade receivables [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Measured at fair value through profit and loss	$ 775	$ 1,155